Schedule of Fair Value of the Company's Financial Assets and Liabilities (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Derivative liability	$ 1,675,155	$ 1,256,159	$ 0
Level 1 [Member]
Liabilities
Derivative liability	0
Level 2 [Member]
Liabilities
Derivative liability	0
Level 3 [Member]
Liabilities
Derivative liability	1,675,155	1,256,159
Level 4 [Member]
Liabilities
Derivative liability	$ 1,675,155	$ 1,256,159